BALANCE SHEET (Unaudited)	Apr. 30, 2026 USD ($)
ASSETS
Cash and cash equivalents	$ 132,508
Prepaid expense and other current assets	70,000
Total Current Assets	202,508
Total Assets	202,508
Current liabilities
Other current liabilities	70,000
Total Current Liabilities	70,000
Total Liabilities	70,000
Stockholders' Equity
Preferred stock, par value $0.001; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, par value $0.001; 65,000,000 shares authorized, 10,233,990 shares issued and outstanding	10,234
Additional paid in capital	123,180
Accumulated deficit	(906)
Total Stockholders’ Equity	132,508
Total Liabilities and Stockholders’ Equity	$ 202,508